Financial Instruments and Fair Value Measurement (Narrative) (Details)	12 Months Ended															12 Months Ended					12 Months Ended
	Sep. 26, 2014 supplier reactor	Sep. 26, 2014 CNS Therapeutics, Inc. USD ($)	Oct. 01, 2012 CNS Therapeutics, Inc. USD ($)	Sep. 26, 2014 Questcor Pharmaceuticals, Inc. USD ($)	Aug. 14, 2014 Questcor Pharmaceuticals, Inc. USD ($)	Sep. 26, 2014 Secured Debt 2.85% Term Loan Level 3	Sep. 26, 2014 Secured Debt 4.00% Term Loan Level 3	Sep. 26, 2014 Debentures 8.00% Debentures Level 2	Sep. 26, 2014 Debentures 9.50% Debentures Level 2	Apr. 30, 2013 Senior Notes 3.50% Notes	Sep. 26, 2014 Senior Notes 3.50% Notes Level 1	Apr. 30, 2013 Senior Notes 4.75% Notes	Sep. 26, 2014 Senior Notes 4.75% Notes Level 1	Aug. 13, 2014 Senior Notes 5.75% Notes	Sep. 26, 2014 Senior Notes 5.75% Notes Level 1	Sep. 26, 2014 Synacthen Questcor Pharmaceuticals, Inc. USD ($)	Sep. 26, 2014 Other assets Level 1 USD ($)	Sep. 27, 2013 Other assets Level 1 USD ($)	Sep. 26, 2014 Other assets Level 3 USD ($)	Sep. 27, 2013 Other assets Level 3 USD ($)	Sep. 26, 2014 BioVectra, Inc. Questcor Pharmaceuticals, Inc. CAD	Sep. 26, 2014 Fiscal 2015 and 2016 Synacthen Questcor Pharmaceuticals, Inc. USD ($)	Sep. 26, 2014 Fiscal 2015 and 2016 Prepaid expenses and other current assets Synacthen Questcor Pharmaceuticals, Inc. USD ($)	Sep. 26, 2014 Subsequent to Fiscal 2016 Synacthen Questcor Pharmaceuticals, Inc. USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of contingent consideration upon acquisition			$ 6,900,000		$ 0
Maximum contingent payments for acquisition			9,000,000
Discount rate		1.00%														4.70%					1.30%
Fair value of contingent liability		7,000,000		195,800,000	195,400,000																45,000,000
Milestone payments																						25,000,000	25,000,000	25,000,000
Milestone payment, upon FDA approval																25,000,000
Milestone payment, maximum amount																215,000,000
Restricted cash																	69,800,000	24,000,000
Cash surrender value of life insurance																			$ 69,000,000	$ 67,700,000
Stated interest rate						2.85%	4.00%	8.00%	9.50%	3.50%	3.50%	4.75%	4.75%	5.75%	5.75%
Number of Mo-99 suppliers	8
Number of nuclear research reactors supplying Mo-99	3
Number of nuclear research reactors relied upon for Mo-99 supply	2